STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net Income (Loss)	$ (14,963)	$ (12,736)	$ (27,139)	$ (19,260)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Non cash interest		2,636	2,636	4,705
(Decrease) increase in accounts payable and accrued expenses		(1,550)	(1,650)	1,200
(Increase) Decrease in prepaid expenses	$ (7,500)	150	350	187
Net Cash (Used in) Operating Activities	$ (22,463)	$ (11,500)	$ (25,803)	$ (13,168)
Cash Flows from Investing Activities:
Net Cash Provided by Investing Activities
Cash Flows from Financing Activities:
Sale of common stock
Advances (net) from related parties	$ 22,463	$ 11,490	$ 25,162	$ 13,695
Net Cash Provided by Financing Activities	$ 22,463	11,490	25,162	13,695
Increase (decrease) in Cash		(10)	(641)	527
Cash, Beginning of Period		641	$ 641	114
Cash, End of Period		$ 631		$ 641
Interest Paid
Income Taxes Paid
Supplemental Disclosure of Non-Cash Transactions:
Debt forgiveness		$ 88,002	$ 88,002